Summary of Significant Accounting Policies Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Supplemental Disclosures:
Cash paid for interest	$ 16,064	$ 4,549
Schedule of non-cash investing and financing activities:
Amortization of deferred financing costs—included as construction in progress	11,892	342
Additions from a non-monetary transaction by the parent:
Additions to ARO assets and obligations	15,302	2,322
Principal payments on long-term debt from solar renewable energy certificates	728	608
Predecessor
Supplemental Disclosures:
Cash paid for interest			8,564	4,946
Schedule of non-cash investing and financing activities:
Amortization of deferred financing costs—included as construction in progress			791	0
Additions to deferred financing costs included in due to parent and affiliates			963	0
Additions from a non-monetary transaction by the parent:
Restricted cash			4,850	0
Property and equipment			34,514	0
Debt and financing lease obligations			(31,482)	0
Deferred tax liability			(2,253)	0
Total non-cash contribution from parent			5,629	0
Additions to property and equipment			54,090	3,978
Additions to ARO assets and obligations			4,518	37
Principal payments on long-term debt from solar renewable energy certificates			$ 622	$ 712